Sales and marketing expenses (Tables)	3 Months Ended
Mar. 31, 2019
Sales and Marketing Expenses [Abstract]
Schedule of sales and marketing expenses
	March 31, 2019	March 31, 2018
Consulting	$126,853	$62,221
Marketing	117,382	148,978
Salaries	127,765	68,431
	$372,000	$279,630